[BAKER BOTTS L.L.P. LETTERHEAD]

2001 ROSS AVENUE DALLAS, TEXAS 75201-2980 214.953.6500 FAX 214.953.6503	AUSTIN BAKU DALLAS HOUSTON LONDON MOSCOW NEW YORK RIYADH WASHINGTON
Sarah M. Rechter 214.953.6419 FAX 214.661.4419 sarah.rechter@bakerbotts.com

December 14, 2004

BY EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: Dawson Geophysical Company Registration Statement on Form S-3

Ladies and Gentlemen:

     On behalf of Dawson Geophysical Company (the “Registrant”), we submit for filing under the Securities Act of 1933, as amended (the “Act”), and the applicable rules and regulations under the Act, a Registration Statement on Form S-3 covering an underwritten public offering of up to 1,725,000 shares of Common Stock of the Registrant having a proposed maximum aggregate offering price of $37,924,125, including the underwriter’s over-allotment option. The Registrant has transmitted $4,464 by wire transfer to pay the applicable registration fee determined pursuant to Rule 457(c) of the Act.

     If any questions should arise in the course of your review of the Registration Statement, please call the undersigned at (214) 953-6419 or Neel Lemon of this office at (214) 953-6954.

Sincerely,
/s/ Sarah Rechter

Sarah M. Rechter

cc:	L. Decker Dawson Christina W. Hagan Neel Lemon Thomas P. Mason